Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events	Subsequent events After the date of the balance sheet through the date of issuance of these consolidated financial statements, options exercised resulted in share issuance of 82,193 Class A shares.